SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Business Combinations [Abstract]
Cash and cash equivalents	$ 3,740
Accounts receivable, net	16,516
Unbilled revenue	5,976
Service inventories	5,654
Prepaid assets	679
Retention withholdings	279
Other current assets	551
Property, plant and equipment	34,161
Intangible assets	4,220
Other assets	200
Total identifiable assets acquired	71,976
Accounts payable	11,974
Accrued expenses	6,455
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	2,514
Other current liabilities	1,679
Long-term debt	15,582
Employee benefit liabilities	868
Other liabilities	1,733
Noncontrolling interests	59
Net identifiable liabilities acquired	52,269
Total fair value of net assets acquired	19,707
Goodwill	20,942
Preliminary consideration	$ 40,649